Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Assets
Current assets	$ 2,243		$ 2,243		$ 2,453	[1]
Total assets	21,799		21,799		22,149	[1]
Liabilities
Current liabilities	2,729		2,729		2,581	[1]
Total liabilities	8,446		8,446		8,315	[1]
Net (loss) earnings attributable to YPL	(115)	$ 1,068	892	$ 6,104
Thomson Reuters carrying amount	6,672		6,672		6,736	[1]
YPL (formerly RHL) [member]
Assets
Current assets	10		10		6
Non-current assets	15,884		15,884		16,068
Total assets	15,894		15,894		16,074
Liabilities
Current liabilities	8		8		4
Non-current liabilities	204		204		189
Total liabilities	212		212		193
Net assets attributable to YPL	15,682		15,682		15,881
Net assets attributable to YPL - beginning period			15,881	2,487	2,487
Net (loss) earnings attributable to YPL	(1,920)	$ 2,547	(55)	17,246	14,555
Other comprehensive loss attributable to YPL	0		0	$ (214)	(214)
Other adjustments			0		253
Distribution to owners			(144)		(1,200)
Net assets attributable to YPL - ending period	15,682		$ 15,682		$ 15,881
Thomson Reuters % share			42.82%		42.82%
Thomson Reuters $ share			$ 6,715		$ 6,800
Historical excluded equity adjustment	(226)		(226)		(226)
Thomson Reuters carrying amount	$ 6,489		$ 6,489		$ 6,574

[1]	Amounts have been reclassified to reflect the current presentation.